Cover	Sep. 30, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Better Home & Finance Holding Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40143
Entity Tax Identification Number	93-3029990
Entity Address, Address Line One	1 World Trade Center
Entity Address, Address Line Two	285 Fulton St., 80th Floor Suite A
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	415
Local Phone Number	523-8837
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835856
Amendment Flag	false
Class A common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BETR
Security Exchange Name	NASDAQ
Warrants exercisable for one share of Class A common stock at an exercise price of $575
Document Information [Line Items]
Title of 12(b) Security	Warrants exercisable for one share of Class A common stock at an exercise price of $575
Trading Symbol	BETRW
Security Exchange Name	NASDAQ